Common Shareholders' Equity - Equity Rollforward (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance (in shares)	133
Common stock, shares issued ending balance (in shares)	133	133
Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance (in shares)	126	126	126
Common stock, shares issued ending balance (in shares)	126	126	126
Treasury shares, share rollforward
Treasury shares, beginning balance (in shares)	19	22	23
Dividend reinvestment, incentive and compensation plans - Treasury shares	(1)	(3)	(1)
Treasury shares, ending balance (in shares)	18	19	22
Series A Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance (in shares)	7	7	7
Common stock, shares issued ending balance (in shares)	7	7	7